Revenue from services provided to customers - Schedule of Disaggregation of Investment Banking Revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution fees	¥ 1,603	¥ 10,276	¥ 5,316	¥ 20,231
Debt underwriting and distribution fees	4,517	6,123	11,215	13,445
Financial advisory fees	14,279	13,661	28,310	26,776
Other fees	3,790	3,841	6,633	9,152
Total	¥ 24,189	¥ 33,901	¥ 51,474	¥ 69,604